UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-490

Oppenheimer Equity Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/31/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2014 / Unaudited

	Shares	Value
Common Stocks—98.5%
Consumer Discretionary—12.4%
Auto Components—0.9%
Johnson Controls, Inc.	235,353	$11,136,904
Magna International, Inc.	36,550	3,520,130
		14,657,034

Automobiles—0.5%
Daimler AG, Sponsored ADR	74,870	7,108,906

Diversified Consumer Services—0.3%
Apollo Education Group, Inc.[1]	158,045	5,411,461

Hotels, Restaurants & Leisure—1.4%
Chipotle Mexican Grill, Inc.[1]	10,680	6,066,774
MGM Resorts International[1]	284,480	7,356,653
Royal Caribbean Cruises Ltd.	153,779	8,390,182
		21,813,609

Household Durables—0.7%
Harman International Industries, Inc.	58,520	6,226,528
Newell Rubbermaid, Inc.	151,275	4,523,123
		10,749,651

Internet & Catalog Retail—1.5%
Amazon.com, Inc.[1]	23,933	8,053,933
Priceline.com, Inc. (The)[1]	4,560	5,435,019
TripAdvisor, Inc.[1]	105,370	9,545,468
		23,034,420

Media—4.5%
Cinemark Holdings, Inc.	129,021	3,742,899
Comcast Corp., Cl. A	129,220	6,463,585
Time Warner, Inc.	171,370	11,195,602
Twenty-First Century Fox, Inc., Cl. B	501,530	15,607,614
Walt Disney Co. (The)	435,920	34,904,114
		71,913,814

	Shares	Value
Specialty Retail—2.0%
Gap, Inc. (The)	105,070	$4,209,104
Home Depot, Inc. (The)	98,540	7,797,470
Lowe’s Cos., Inc.	73,006	3,569,993
Tiffany & Co.	65,060	5,604,919
TJX Cos., Inc. (The)	182,390	11,061,954
		32,243,440

Textiles, Apparel & Luxury Goods—0.6%
Nike, Inc., Cl. B	96,250	7,109,025
VF Corp.	45,520	2,816,778
		9,925,803

Consumer Staples—6.2%
Beverages—1.4%
Brown-Forman Corp., Cl. B	108,630	9,743,025
PepsiCo, Inc.	98,117	8,192,769
SABMiller plc	94,580	4,724,112
		22,659,906

Food & Staples Retailing—2.2%
Costco Wholesale Corp.	80,840	9,028,211
CVS Caremark Corp.	229,700	17,195,342
Walgreen Co.	141,220	9,324,757
		35,548,310

Food Products—1.6%
ConAgra Foods, Inc.	178,600	5,541,958
Hershey Co. (The)	113,780	11,878,632
Kraft Foods Group, Inc.	135,910	7,624,551
		25,045,141

Household Products—0.4%
Reckitt Benckiser Group plc, Sponsored ADR	378,450	6,236,856

Tobacco—0.6%
Lorillard, Inc.	164,690	8,906,435

Energy—8.3%
Energy Equipment & Services—1.5%
Halliburton Co.	60,470	3,561,078
National Oilwell Varco, Inc.	99,570	7,753,516
Oceaneering International, Inc.	73,440	5,277,399

1 OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Energy Equipment & Services (Continued)
Schlumberger Ltd.	77,310	$7,537,725
		24,129,718

Oil, Gas & Consumable Fuels—6.8%
Anadarko Petroleum Corp.	135,270	11,465,485
Antero Resources Corp.[1]	78,420	4,909,092
BP plc, Sponsored ADR	226,209	10,880,653
Enbridge, Inc.	223,707	10,180,906
EOG Resources, Inc.	95,260	18,687,154
Occidental Petroleum Corp.	135,007	12,864,817
Phillips 66	99,901	7,698,371
Pioneer Natural Resources Co.	39,180	7,332,145
Suncor Energy, Inc.	654,670	22,887,263
		106,905,886

Financials—15.1%
Capital Markets—5.8%
Ameriprise Financial, Inc.	68,250	7,512,278
Charles Schwab Corp. (The)	579,756	15,844,731
Goldman Sachs Group, Inc. (The)	151,707	24,857,192
Invesco Ltd.	349,180	12,919,660
Morgan Stanley	531,510	16,567,167
Northern Trust Corp.	201,490	13,209,684
		90,910,712

Commercial Banks—2.7%
CIT Group, Inc.	144,624	7,089,468
Citigroup, Inc.	407,060	19,376,056
KeyCorp	371,900	5,295,856
U.S. Bancorp	247,210	10,595,421
		42,356,801

Consumer Finance—1.5%
Capital One Financial Corp.	189,123	14,592,730
Discover Financial Services	69,630	4,051,770
SLM Corp.	207,490	5,079,355
		23,723,855

Diversified Financial Services—0.3%
CME Group, Inc.	74,400	5,506,344

	Shares	Value
Insurance—4.1%
Aflac, Inc.	124,580	$7,853,523
Allstate Corp. (The)	166,020	9,393,412
American International Group, Inc.	255,210	12,763,052
Aon plc	230,890	19,459,409
MetLife, Inc.	236,330	12,478,224
Sun Life Financial, Inc.	93,550	3,239,637
		65,187,257

Real Estate Investment Trusts (REITs)—0.7%
American Tower Corp.	29,710	2,432,358
Public Storage	52,259	8,805,119
		11,237,477

Health Care—18.6%
Biotechnology—6.1%
Amgen, Inc.	168,650	20,801,291
Biogen Idec, Inc.[1]	93,600	28,629,432
Celgene Corp.[1]	96,583	13,482,987
Gilead Sciences, Inc.[1]	356,780	25,281,431
Vertex Pharmaceuticals, Inc.[1]	124,770	8,823,734
		97,018,875

Health Care Equipment & Supplies—0.6%
Baxter International, Inc.	120,300	8,851,674

Health Care Providers & Services—2.6%
Cardinal Health, Inc.	223,030	15,607,639
HCA Holdings, Inc.[1]	70,062	3,678,255
UnitedHealth Group, Inc.	268,917	22,048,505
		41,334,399

Health Care Technology—0.7%
Cerner Corp.[1]	186,770	10,505,812

Life Sciences Tools & Services—1.9%
Agilent Technologies, Inc.	147,090	8,225,273
Thermo Fisher Scientific, Inc.	183,500	22,064,040
		30,289,313

2 OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Pharmaceuticals—6.7%
Actavis plc[1]	33,470	$6,889,800
Allergan, Inc.	60,130	7,462,133
Astellas Pharma, Inc., Unsponsored ADR	225,740	3,360,817
Bristol-Myers Squibb Co.	254,540	13,223,353
Merck & Co., Inc.	248,450	14,104,507
Pfizer, Inc.	493,650	15,856,038
Roche Holding AG	28,067	8,436,562
Roche Holding AG, Sponsored ADR	372,260	14,041,647
Sanofi, ADR	301,490	15,761,897
Teva Pharmaceutical Industries Ltd., Sponsored ADR	135,373	7,153,109
		106,289,863

Industrials—11.7%
Aerospace & Defense—2.1%
B/E Aerospace, Inc.[1]	101,730	8,829,147
Precision Castparts Corp.	31,550	7,974,578
United Technologies Corp.	142,680	16,670,731
		33,474,456

Airlines—1.0%
Delta Air Lines, Inc.	432,810	14,996,867

Building Products—0.5%
Allegion plc	59,513	3,104,793
Fortune Brands Home & Security, Inc.	108,610	4,570,309
		7,675,102

Commercial Services & Supplies—0.4%
Waste Management, Inc.	146,260	6,153,158

Construction & Engineering—0.3%
Chicago Bridge & Iron Co. NV	52,690	4,591,933

Electrical Equipment—1.7%
ABB Ltd., Sponsored ADR[1]	125,150	3,227,619
AMETEK, Inc.	136,220	7,013,968

	Shares	Value
Electrical Equipment (Continued)
Eaton Corp. plc	208,769	$15,682,727
		25,924,314

Industrial Conglomerates—1.7%
General Electric Co.	869,411	22,509,051
Siemens AG, Sponsored ADR	35,290	4,769,443
		27,278,494

Machinery—3.3%
Caterpillar, Inc.	125,970	12,517,639
Ingersoll-Rand plc	163,760	9,373,622
Pall Corp.	37,310	3,338,126
Parker Hannifin Corp.	160,064	19,161,261
Pentair Ltd.	60,404	4,792,453
Timken Co.	56,620	3,328,124
		52,511,225

Road & Rail—0.4%
CSX Corp.	239,400	6,935,418

Trading Companies & Distributors—0.3%
United Rentals, Inc.[1]	52,100	4,946,374

Information Technology—21.4%
Communications Equipment—1.3%
Cisco Systems, Inc.	619,830	13,890,390
QUALCOMM, Inc.	76,580	6,039,099
		19,929,489

Electronic Equipment, Instruments, & Components—0.6%
TE Connectivity Ltd.	151,100	9,097,731

Internet Software & Services—4.5%
Facebook, Inc., Cl. A1	490,070	29,521,817
Google, Inc., Cl. A1	24,380	27,171,754
LinkedIn Corp., Cl. A1	79,780	14,754,513
		71,448,084

IT Services—2.6%
FleetCor Technologies, Inc.[1]	57,400	6,606,740
MasterCard, Inc., Cl. A	254,000	18,973,800

3 OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
IT Services (Continued)
Visa, Inc., Cl. A	71,850	$15,509,541
		41,090,081

Semiconductors & Semiconductor Equipment—1.8%
Avago Technologies Ltd.	39,170	2,522,940
Broadcom Corp., Cl. A	124,360	3,914,853
Intel Corp.	359,570	9,280,501
Maxim Integrated Products, Inc.	104,470	3,460,046
Microchip Technology, Inc.	58,300	2,784,408
Xilinx, Inc.	111,840	6,069,557
		28,032,305

Software—3.4%
Autodesk, Inc.[1]	289,850	14,254,823
CA, Inc.	182,655	5,656,825
Citrix Systems, Inc.[1]	54,720	3,142,570
Microsoft Corp.	231,870	9,504,351
Oracle Corp.	351,007	14,359,697
Salesforce.com, Inc.[1]	58,200	3,322,638
Synopsys, Inc.[1]	113,886	4,374,361
		54,615,265

Technology Hardware, Storage & Peripherals—7.2%
Apple, Inc.	121,320	65,117,297
EMC Corp.	1,024,820	28,090,316
NCR Corp.[1]	80,783	2,952,619
SanDisk Corp.	103,840	8,430,770
Western Digital Corp.	109,570	10,060,717
		114,651,719

Materials—2.8%
Chemicals—2.4%
Dow Chemical Co. (The)	140,970	6,849,732
LyondellBasell Industries NV, Cl. A	58,250	5,180,755
Methanex Corp.	85,610	5,473,904
Potash Corp. of Saskatchewan, Inc.	167,620	6,071,196

	Shares	Value
Chemicals (Continued)
PPG Industries, Inc.	75,230	$14,553,996
		38,129,583

Paper & Forest Products—0.4%
Louisiana-Pacific Corp.[1]	335,400	5,658,198
Telecommunication Services—0.7%
Diversified Telecommunication Services—0.7%
Telefonica SA, Sponsored ADR	162,710	2,569,191
Verizon Communications, Inc.	173,765	8,266,001
		10,835,192

Utilities—1.3%
Electric Utilities—1.3%
Edison International	270,928	15,337,234
Entergy Corp.	78,710	5,261,764
		20,598,998
Total Common Stocks (Cost $1,204,559,973)		1,558,076,758

Investment Company—1.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.08%[2,3] (Cost $21,890,528)	21,890,528	21,890,528
Total Investments, at Value (Cost $1,226,450,501)	99.9%	1,579,967,286
Assets in Excess of Other Liabilities	0.1	1,015,560
Net Assets	100.0%	$1,580,982,846

4 OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield as of March 31, 2014.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares December 31, 2013	Gross Additions	Gross Reductions	Shares March 31, 2014

Oppenheimer Institutional Money Market Fund, Cl. E	13,739,644	55,377,888	47,227,004	21,890,528

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$21,890,528	$2,983

5 OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Oppenheimer Equity Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

6 OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event

7 OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

8 OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

The table below categorizes amounts as of March 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$196,858,138	$—	$—	$196,858,138
Consumer Staples	93,672,536	4,724,112	—	98,396,648
Energy	131,035,604	—	—	131,035,604
Financials	238,922,446	—	—	238,922,446
Health Care	285,853,374	8,436,562	—	294,289,936
Industrials	184,487,341	—	—	184,487,341
Information Technology	338,864,674	—	—	338,864,674
Materials	43,787,781	—	—	43,787,781
Telecommunication Services	10,835,192	—	—	10,835,192
Utilities	20,598,998	—	—	20,598,998
Investment Company	21,890,528	—	—	21,890,528
Total Assets	$1,566,806,612	$13,160,674	$—	$1,579,967,286

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,232,554,696

Gross unrealized appreciation	$354,751,131
Gross unrealized depreciation	(7,338,541)

Net unrealized appreciation	$347,412,590

9 OPPENHEIMER EQUITY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/13/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/13/2014